Short-Term Borrowings	12 Months Ended
Dec. 31, 2019
Short-term Debt [Abstract]
Short-Term Borrowings

Note 14: Short-Term Borrowings

Table 14.1 shows selected information for short-term borrowings, which generally mature in less than 30 days. We pledge certain financial instruments that we own to collateralize repurchase agreements and other securities financings. For additional information, see the “Pledged Assets” section of Note 16 (Guarantees, Pledged Assets and Collateral, and Other Commitments).

Table 14.1: Short-Term Borrowings

	2019		2018		2017
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
As of December 31,
Federal funds purchased and securities sold under agreements to repurchase	$92,403	1.54%	$92,430	2.65%	$88,684	1.30%
Commercial paper	—	—	—	—	—	—
Other short-term borrowings	12,109	0.60	13,357	1.63	14,572	0.72
Total	$104,512	1.43	$105,787	2.52	$103,256	1.22
Year ended December 31,
Average daily balance
Federal funds purchased and securities sold under agreements to repurchase	$102,888	2.11	$90,348	1.78	$82,507	0.90
Commercial paper	—	—	—	—	16	0.95
Other short-term borrowings	12,449	1.20	13,919	0.79	16,399	0.13
Total	$115,337	2.01	$104,267	1.65	$98,922	0.77
Maximum month-end balance
Federal funds purchased and securities sold under agreements to repurchase (1)	$111,726	N/A	$93,918	N/A	$91,604	N/A
Commercial paper (2)	—	N/A	—	N/A	78	N/A
Other short-term borrowings (3)	14,129	N/A	16,924	N/A	19,439	N/A
N/A- Not applicable

(1)	Highest month-end balance in each of the last three years was October 2019, November 2018 and November 2017.

(2)	There were no month-end balances in 2019 and 2018; highest month-end balance in 2017 was January.
(3)
Highest month-end balance in each of the last three years was February 2019, January 2018 and February 2017.